Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net	[1]	¥ (286,903)	¥ (281,158)	[2]	¥ (232,259)	[2]
Equity in earnings of equity method investees-net		(227,984)	(197,821)	[2]	(176,857)	[2]
Interest income on Loans, including fees		(2,271,219)	(2,023,649)		(2,054,338)
Other non-interest expenses		395,178	398,052		370,549
Total before tax		(1,661,819)	(272,543)		(1,162,670)
Income tax expense		407,823	94,453		369,432
Net of tax		(1,253,996)	(178,090)	[2]	(793,238)	[2]
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax		(283,447)	(269,032)		(255,071)
Income tax expense		86,573	87,060		85,941
Net of tax		(196,874)	(181,972)		(169,130)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		262	19		4,421
Total before tax		(280,258)	(274,278)		(239,934)
Income tax expense		84,328	86,845		80,967
Net of tax		(195,930)	(187,433)		(158,967)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member] | Net Gains on Sales and Redemptions of Available-for-sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net		(287,279)	(307,041)		(267,240)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member] | Impairment Losses on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net		6,759	32,744		22,885
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Debt Valuation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in earnings of equity method investees-net		417	215		(707)
Total before tax		417	215		(707)
Income tax expense		(128)	(68)		239
Net of tax		289	147		(468)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		(234)	(35)		(261)
Total before tax		(8,016)	(18,367)		(20,599)
Income tax expense		2,850	7,402		8,094
Net of tax		(5,166)	(10,965)		(12,505)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees		(7,782)	(18,332)		(20,338)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net actuarial loss	[3]	17,280	31,837		21,251
Prior service cost	[3]	(6,959)	(9,927)		(10,847)
Loss (gain) on settlements and curtailment, and other	[3]	(4,417)	(1,805)		(565)
Total before tax		5,904	20,105		9,839
Income tax expense		(2,237)	(6,652)		(4,238)
Net of tax		3,667	13,453		5,601
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest income		(5,743)	(39)		(4,270)
Other non-interest expenses		4,249	3,332		600
Total before tax		(1,494)	3,293		(3,670)
Income tax expense		1,760	(467)		879
Net of tax		¥ 266	¥ 2,826		¥ (2,791)

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥937 million, ¥706 million and ¥99 million; Other comprehensive income-net by ¥26 million, ¥35 million and ¥15 million; Total credit losses by ¥963 million, ¥741 million and ¥114 million, for the twelve months ended March 31, 2016, 2017 and 2018, respectively.
[2]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and prior year amounts were revised. See Note 1 for further information.
[3]	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 13 for more information.